Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 476,978,710	$ 16,986,421	$ 413,182,184		$ 371,092,421
Interest income	520,783	18,546	549,681		466,211
Interest expense	(3,437,228)	(122,409)	(4,186,855)		(3,535,886)
Depreciation and amortization	(51,259,065)	(1,825,465)	(50,466,841)		(42,688,903)
Share of the profit or loss of associates and joint ventures	547,612	19,502	182,275		(480,244)
Impairment loss	(992,273)	(35,337)	(601,207)	$ (141)	(654,081)
Segment profit before income tax	35,768,798	1,273,817	23,279,811		31,937,678
Expenditures for segment assets	59,024,201	2,102,001	63,073,887		39,092,238
Investments accounted for using the equity method	12,806,673		12,085,207		9,312,308	$ 456,078
Contract assets	4,782,904		5,897,316		4,488,500	170,331
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	218,666,071	7,787,253	198,916,897		178,308,222
Interest income	133,160	4,742	186,291		166,761
Interest expense	(2,244,280)	(79,925)	(3,403,475)		(3,647,601)
Depreciation and amortization	(32,333,229)	(1,151,468)	(33,456,831)		(29,491,977)
Share of the profit or loss of associates and joint ventures	362,133	12,896	75,303		(456,846)
Impairment loss	(218,600)	(7,785)	(601,066)		(654,081)
Segment profit before income tax	17,476,440	622,380	7,572,763		17,866,431
Expenditures for segment assets	38,643,303	1,376,186	35,462,305		22,787,190
Investments accounted for using the equity method	9,146,344		8,867,316		9,152,290	325,724
Contract assets	3,641,244		4,162,124		3,488,372	129,674
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	47,271,074	1,683,443	42,658,686		35,903,202
Interest income	79,821	2,842	90,091		55,108
Interest expense	(564,269)	(20,095)	(545,609)		(101,338)
Depreciation and amortization	(14,189,024)	(505,307)	(12,379,703)		(9,560,610)
Share of the profit or loss of associates and joint ventures	99,670	3,550	39,852		(23,398)
Impairment loss	(773,673)	(27,552)
Segment profit before income tax	10,277,760	366,017	10,321,537		7,952,484
Expenditures for segment assets	14,275,397	508,383	23,966,051		12,991,023
Investments accounted for using the equity method	1,340,307		1,123,490		160,018	47,732
Contract assets	1,141,660		1,735,192		1,000,128	40,657
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	204,690,669	7,289,554	165,789,479		151,890,384
Interest income	275,766	9,821	249,487		354,343
Interest expense	(443,519)	(15,795)	(255,404)
Depreciation and amortization	(2,877,546)	(102,477)	(2,534,825)		(2,065,590)
Share of the profit or loss of associates and joint ventures	85,809	3,056	67,120
Segment profit before income tax	8,438,766	300,526	6,082,106		6,225,984
Expenditures for segment assets	5,614,409	199,943	2,770,129		2,529,771
Investments accounted for using the equity method	2,320,022		2,094,401			$ 82,622
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	6,350,896	226,171	5,817,122		4,990,613
Interest income	32,036	1,141	284,458		352,232
Interest expense	(185,160)	(6,594)	(243,013)		(249,180)
Depreciation and amortization	(1,859,266)	(66,213)	(2,095,482)		(1,570,726)
Impairment loss					0
Segment profit before income tax	(424,168)	(15,106)	(696,595)		(107,221)
Expenditures for segment assets	491,092	17,489	875,402		784,254
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Interest income			(260,646)		(462,233)
Interest expense			260,646		462,233
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	10,436,168	371,659	5,370,963		3,531,431
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	435,587	15,512	231,399		212,310
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	21,472,775	764,700	60,638,567		58,836,465
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,234,303	257,632	7,431,399		7,637,053
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(39,578,833)	(1,409,503)	(73,672,328)		(70,217,259)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	516,557,543	18,395,924	486,854,512		441,309,680
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	229,102,239	8,158,912	204,287,860		181,839,653
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	47,706,661	1,698,955	42,890,085		36,115,512
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	226,163,444	8,054,254	226,428,046		210,726,849
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 13,585,199	$ 483,803	$ 13,248,521		$ 12,627,666